Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net
Note 14 – Intangible Assets, Net

A.	Composition:

	Goodwill	Software	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2018	21,914	1,153	509	23,576
Acquisitions – self development	—	162	—	162
Translation differences	(34)	(67)	(55)	(156)
Balance as at December 31, 2018	21,880	1,248	454	23,582

Amortization and impairment
Balance as at January 1, 2018	21,455	445	35	21,935
Amortization for the year	94	107	182	383
Translation differences	(4)	(28)	(10)	(42)
Balance as at December 31, 2018	21,545	524	207	22,276

Carrying value
As at January 1, 2018	459	708	474	1,641
As at December 31, 2018	335	724	247	1,306

	Goodwill	Concessions licenses	Customer relationships	Software	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2017	117,550	189,351	41,074	1,771	83,897	433,643
Acquisitions as part of business combinations	296	-	-	195	-	491
Acquisitions – self development	-	-	-	179	10,280	10,459
Disposals	-	-	-	-	(82)	(82)
Sale of subsidiaries	(97,167)	(189,351)	(41,074)	(1,066)	(93,842)	(422,500)
Translation differences	1,235	-	-	74	256	1,565
Balance as at December 31, 2017	21,914	-	-	1,153	509	23,576

Amortization and impairment
Balance as at January 1, 2017	21,455	5,434	20,942	1,015	8,019	56,865
Amortization for the year	-	5,759	3,970	209	2,984	12,922
Disposals	-	-	-	25	-	25
Sale of subsidiaries*	-	(11,193)	(24,912)	(804)	(11,021)	(47,930)
Translation differences	-	-	-	-	53	53
Balance as at December 31, 2017	21,455	-	-	445	35	21,935

Carrying value
As at January 1, 2017	96,095	183,917	20,132	756	75,878	376,778
As at December 31, 2017	459	-	-	708	474	1,641

*	This amount includes impairment as a result of the sale of Colombian assets. The Group recorded the impairment in cost of sales of $10 million ($3 million in Others and $7 million in Goodwill).

B.	The total carrying amounts of intangible assets with a finite useful life and with an indefinite useful life or not yet available for use

	As at December 31,
	2018	2017
	$ Thousands
Intangible assets with a finite useful life	971	1,182
Intangible assets with an indefinite useful life or not yet available for use	335	459
	1,306	1,641

C.	Examination of impairment of cash generating units containing goodwill

For the purpose of testing impairment, goodwill is allocated to the Group’s cash-generating units that represent the lowest level within the Group at which the goodwill is monitored for internal management purposes. Goodwill is calculated based on the local currencies of the countries that the subsidiaries operate in and translated into US dollars at the exchange rate at the reporting date. Refer to Note 13C for assumptions used in testing impairment.

Goodwill arises from the following Group entities in OPC (cash generating unit):

	As at December 31,
	2018	2017
	$ Thousands

OPC Rotem (former AIE)	425	459
	425	459